SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended		5 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member] Board of Directors Chairman [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Jan. 07, 2014 Employee Stock [Member] Subsequent Event [Member] Common Stock [Member]	Jan. 07, 2014 Non Employees [Member] Subsequent Event [Member] Common Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										620,000	50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.13			$ 1.85
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years	2 years
Accrued Professional Fees, Current						$ 100,000
Accrued Bonuses, Current						250,000
Estimated Amount Of Cash Earning Through Equity Or Debt Financing					20,000,000
Proceeds from Issuance of Common Stock				$ 3,790,000
Closing Date of Securities Purchase Agreement				Feb. 19, 2014
Stock Issued During Period, Shares, New Issues			2,000,000	2,226,956			2,226,956
Stock To Be Issued Upon Conversion Of Warrants1				1,670,216
Exercise Price Of Warrants				$ 2.35
Warrants Expiration Period		3 years		5 years